Investments In Affiliated Companies, Partnerships And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Revenues	$ 5,278,521	$ 4,662,572	$ 4,508,400
Gross profit	1,358,048	1,165,107	1,136,467
Net income	274,663	237,986	228,655
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Revenues	317,763	327,971	366,178
Gross profit	129,374	118,888	158,382
Net income	$ 15,715	$ 24,377	$ 1,890